Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases
21.	Leases

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company do not assume renewals in our determination of the lease term unless the renewals are reasonably certain to be exercised at lease commencement. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As of December 31, 2019, the weighted average remaining lease term was 0.91 years and weighted average discount rate was 7.80% for the Company’s operating leases. As of December 31, 2020, the weighted average remaining lease term was 0.17 years and weighted average discount rate was 4.75% for the Company’s operating leases.

Operating lease cost for the year ended December 31, 2019 was RMB2,930 (US$ 421). Short-term lease cost and variable lease cost was nil for the year ended December 31, 2019. Operating lease cost for the year ended December 31, 2020 was RMB2,496 (US$383). Short-term lease cost and variable lease cost was nil for the year ended December 31, 2020.

Future lease payments under operating leases as of December 31, 2020 are as follows:

	Operating Leases
	RMB	US$
2021	1,650	253
2022	1,458	223
2023	1,458	223
Total undiscounted cash flows	4,567	700
Less imputed interest	372	57
Total lease liabilities balance	4,195	643

Supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2019	2020
	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Cash payments for operating leases	1,620	2,496	383